Semi-Annual Report

                              For The Period Ended

                                 August 31, 1998


September 30, 1998

Dear Fellow Shareholder,

     We are pleased to send you the American Trust Allegiance Fund's semi-annual report for the six month period ending August 31, 1998. Asset growth of the Fund has been encouraging, with total assets reaching $7.9 million as of August 31, 1998. The Fund's investment performance remains quite competitive, as it ranked in the top 25% of growth mutual funds for the twelve month period ending August 31, 1998 according to Lipper Analytic Services, Inc. Based on total return, Lipper ranked the Fund 224 out of 926 growth funds for the year ending August 31, 1998.

     The six month period covered in this semi-annual report presented more challenges to common stock investors than in any other time period since 1994. A sharp 20% decline, as measured by the S&P 500 Index, over a six week time frame of mid-July to the end of August reminded all investors of the short term risks inherent in common stock investing. Investor complacency with regard to risk and unrealistic expectations had become too pervasive and consequently, we believe that broad declines in stock prices can be instructive to investors in assessing their investment strategy's risk/return stance.

     The  concerns  regarding  the  global  macroeconomic  environment  and U.S.
economic and political problems have been well documented by the media and contributed greatly to the increase in volatility. Our strategy during this period was to follow our discipline of continually focusing on companies that we own and assessing their operating momentum. If our companies continued to perform fundamentally, then our strategy was to hold them throughout these difficult periods. A change to the Fund's portfolio holdings is triggered by a shift in the fundamentals of one of our companies, rather than trying to anticipate the impact of some macroeconomic trend.

     The Fund's portfolio remains composed predominantly of large capitalization, domestic, high-quality companies which possess, on average, growth in earnings per share greater than that of the general stock market. Our companies also tend to carry lower debt levels than the average S&P 500 Index stock. Technology stocks continue to be overweighted in the Fund, despite their inherent volatility, as we believe this sector presents the best growth opportunities for long term investors.

     We thank you for your support and look forward to helping you achieve your financial goals.


/s/
Jeffrey M. Harris, CFA

/s/
Paul H. Collins

TOP 10 HOLDINGS at August 31, 1998

Sunamerica, Inc.
Clorox Company
Dell Computer Corp.
BellSouth Corp.
Symbol Technologies, Inc.
Cisco Systems, Inc.
Microsoft Corp.
Gap, Inc.
Computer Sciences Corp.
Lucent Technologies

SCHEDULE OF INVESTMENTS at August 31, 1998 (Unaudited)
  Shares    COMMON STOCKS: 94.8%                                    Market Value
--------------------------------------------------------------------------------

           Airlines: 0.4%
   1,800   Southwest Airlines Co.                                       $ 32,062
                                                                      ----------

           Banks - Major Regional : 8.8%
   3,700   Fifth Third Bancorp                                           197,141
   2,150   Mellon Bank                                                   111,800
   2,500   Northern Trust Corp.                                          139,531
   3,500   Norwest Corp.                                                 104,125
   2,850   State Street Corp.                                            148,378
                                                                      ----------
                                                                         700,975
                                                                      ----------

           Communication - Equipment: 5.0%
   2,800   Lucent Technologies                                           198,450
   1,300   Tellabs, Inc. Del*                                             55,006
   5,700   Qwest Communications International, Inc.*                     142,500
                                                                      ----------
                                                                         395,956
                                                                      ----------

           Computer Hardware: 4.9%
   5,650   Compaq Computer Corp.                                         157,847
   2,300   Dell Computer Corp.*                                          229,928
                                                                      ----------
                                                                         387,775
                                                                      ----------

           Computers - Networking: 2.7%
   2,637   Cisco Systems, Inc.*                                          215,987
                                                                      ----------

           Computer Software and Services: 9.0%
   4,450   BMC Software, Inc.*                                           189,403
   1,575   Computer Associates International, Inc.                        42,525
   3,600   Computer Sciences Corp.*                                      203,625
   2,200   Microsoft Corp.*                                              211,131
   2,350   Peoplesoft, Inc.*                                              66,167
                                                                      ----------
                                                                         712,851
                                                                      ----------

           Computers - Peripheral: 2.2%
   3,900   EMC Corp.*                                                    176,231
                                                                      ----------

           Distributor - Food: 1.6%
   6,200   Sysco Corp.                                                   125,163
                                                                      ----------
           Entertainment: 1.8%
   5,100   Walt Disney Co.                                            $  139,931
                                                                      ----------

           Electrical Equipment: 5.7%
   2,200   Emerson Electric Co.                                          125,400
   2,625   Solectron Corp.*                                              108,445
   5,300   Symbol Technologies, Inc.                                     217,300
                                                                      ----------
                                                                         451,145
                                                                      ----------

           Financial - Diversified: 5.2%
   3,100   Federal National Mortgage Association                         176,119
   3,850   Sunamerica, Inc.                                              238,459
                                                                      ----------
                                                                         414,578
                                                                      ----------

           Foods: 1.7%
   2,700   Campbell Soup Co.                                             136,013
                                                                      ----------

           Household Products: 5.0%
   2,400   Clorox Company                                                231,450
   2,275   Colgate-Palmolive Co.                                         164,084
                                                                      ----------
                                                                         395,534
                                                                      ----------

           Insurance - Brokers: 1.7%
   2,775   Marsh & McLennan, Inc.                                        134,588
                                                                      ----------

           Insurance - Multiline: 2.3%
   2,400   American International Group, Inc.                            185,550
                                                                      ----------

           Investment Management: 1.3%
   1,300   Franklin Resources, Inc.                                       41,925
   2,100   T. Rowe Price Associates, Inc.                                 63,853
                                                                      ----------
                                                                         105,778
                                                                      ----------

           Machinery - Diversified: 1.0%
   2,100   Ingersoll-Rand Co.                                             83,475
                                                                      ----------

           Manufacturing - Diversified: 1.7%
   2,750   Illinois Tool Works                                           133,203
                                                                      ----------

           Oil and Gas / Drill and Equipment: 2.3%
   3,050   Haliburton Co.                                               $ 81,016
   2,300   Schlumberger Ltd.                                             100,769
                                                                      ----------
                                                                         181,785
                                                                      ----------

           Oil - International: 3.4%
   2,500   Exxon Corp.                                                   163,594
   2,750   Royal Dutch Petroleum                                         109,313
                                                                      ----------
                                                                         272,907
                                                                      ----------

           Personal Care: 2.6%
   1,500   Gillette Co.                                                   61,688
                                                                      ----------

           Retail - Apparel: 0.8%
   4,100   The Gap, Inc.                                                 209,356
                                                                      ----------

           Retail - Building Supply: 2.5%
   5,100   Home Depot, Inc.                                              196,350
                                                                      ----------

           Retail / Specialty: 5.6%
   5,150   Barnes & Noble, Inc.*                                         139,372
  10,200   Bed Bath & Beyond, Inc.*                                      183,919
   6,450   Borders Group, Inc.*                                          122,167
                                                                      ----------
                                                                         445,458
                                                                      ----------

           Services - Computer Systems: 2.3%
   5,700   Sungard Data Systems, Inc.*                                   180,619
                                                                      ----------

           Services - Data Processing: 4.6%
   2,925   Automatic Data Processing, Inc.                               186,469
   4,650   Paychex, Inc.                                                 176,845
                                                                      ----------
                                                                         363,314
                                                                      ----------

           Services - Commercial and Construction: 2.1%
   4,250   Cintas Corp.                                                  172,656
                                                                      ----------

           Telephone: 5.0%
   3,300   BellSouth Corp.                                            $  226,256
   4,500   SBC Communications, Inc.                                      171,000
                                                                      ----------
                                                                         397,256
                                                                      ----------

           Textiles - Apparel: 1.6%
   6,600   Jones Apparel Group, Inc.                                     127,875
                                                                      ----------


           Total Common Stocks
                   (cost $7,489,537)                                   7,536,038
                                                                      ----------



           SHORT-TERM INVESTMENTS: 4.8%
--------------------------------------------------------------------------------
$385,503   Star Treasury Fund, 4.62% (cost $385,503)                     385,503
                                                                      ----------

           Total Investments in Securities (cost $7,875,040): 99.6%    7,921,541
           Other Assets Less Liabilities:                      0.4%       30,121
                                                                      ----------
           Total Net Assets:                                 100.0%   $7,951,662
                                                                      ==========




**At August 31, 1998,  the cost of  securities  for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

           Gross unrealized appreciation                              $  730,483
           Gross unrealized depreciation                               (683,982)
                                                                      ----------
                    Net unrealized appreciation                       $   46,501
                                                                      ==========

STATEMENT OF ASSETS AND LIABILITIES at August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
         Investments in securities, at value
               (identified cost $7,875,040)                         $  7,921,541
         Cash              187
         Receivables:
              Due from Advisor                                             2,494
              Fund shares sold                                               870
              Dividends and interest                                       5,085
         Deferred organization costs                                      13,045
         Prepaid expenses                                                 22,779
                                                                      ----------
                      Total assets                                     7,966,001
                                                                      ----------

Liabilities
         Payables:
              Administration fees                                          2,548
              Fund shares repurchased                                      3,228
         Accrued expenses                                                 11,111
                                                                      ----------
                      Total liabilities                                   14,339
                                                                      ----------

NET ASSETS                                                           $ 7,951,662
                                                                     ===========

Net asset value, offering and redemption price per share
         ($7,951,662/656,817 shares outstanding; unlimited number
         of shares (par value $.01) authorized)                      $     12.11
                                                                     ===========

COMPONENTS OF NET ASSETS
         Paid-in capital                                             $ 7,787,848
         Accumulated net investment loss                                (20,647)
         Undistributed net realized gain on investments                  137,960
         Net unrealized appreciation on investments                       46,501
                                                                      ----------
              Net assets                                             $ 7,951,662
                                                                     ===========

STATEMENT OF OPERATIONS - For the six months ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
         Income
                  Dividends                                             $ 27,236
                  Interest                                                10,440
                                                                      ----------
                      Total income                                        37,676
                                                                      ----------

         Expenses
                  Advisory fees                                           38,242
                  Administration fees                                     15,123
                  Transfer agent fees                                     11,976
                  Fund accounting fees                                     8,300
                  Professional fees                                        7,743
                  Registration fees                                        4,455
                  Custody fees                                             3,428
                  Directors' fees                                          2,935
                  Reports to shareholders                                  2,521
                  Miscellaneous                                            2,096
                  Amortization of deferred organization costs              1,866
                  Insurance                                                1,854
                                                                      ----------
                      Total expenses                                     100,539
                      Less advisory fee waiver and absorption           (42,216)
                                                                      ----------
                      Net expenses                                        58,323
                                                                      ----------
                      Net investment loss                               (20,647)
                                                                      ----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
                  Net realized gain from security transactions            72,105
                  Net change in unrealized appreciation on
                      investments                                    (1,072,638)
                                                                      ----------
                  Net realized and unrealized loss on investments    (1,000,533)
                                                                      ----------
                      Net Decrease in Net Assets Resulting from
                         Operations                                $ (1,021,180)
                                                                   =============


STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------
                                                           Six Months          March 11, 1997*
                                                              Ended                through
                                                        August 31, 1998#      February 28, 1998
-----------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
      Net investment loss                              $       (20,647)           $   (15,458)
      Net realized gain from security transactions              72,105                  81,313
      Net change in unrealized
         apppreciation on investments                       (1,072,638)              1,119,139
-----------------------------------------------------------------------------------------------
          Net (decrease) increase in net assets
             resulting from operations                      (1,021,180)              1,184,994
-----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
      Net increase in net assets derived from
         net change in outstanding shares (a)                2,612,720               5,175,128
-----------------------------------------------------------------------------------------------
          Total increase in net assets                       1,591,540               6,360,122

NET ASSETS
Beginning of period                                          6,360,122                      -0-
-----------------------------------------------------------------------------------------------
End of period                                             $  7,951,662            $  6,360,122
===============================================================================================

(a) A summary of capital shares transactions is as follows:

                                     Six Months                          March 11, 1997*
                                        Ended                                through
                                  August 31, 1998#                      February 28, 1998
----------------------------------------------------------------------------------------------

                               Shares          Value                Shares             Value
----------------------------------------------------------------------------------------------
      Shares sold              197,547      $2,789,854              480,212        $5,272,001
      Shares redeemed          (12,705)       (177,134)              (8,237)          (96,873)
                              --------    -----------             ---------       -----------
              Net increase     184,842      $2,612,720              471,975        $5,175,128
                             =========    ===========             =========       ===========


*Commencement of operations.

# Unaudited.

FINANCIAL HIGHLIGHTS - For a capital share outstanding throughout each period
----------------------------------------------------------------------------------------------
                                                         Six Months          March 11, 1997*
                                                            Ended                through
                                                      August 31, 1998#      February 28, 1998
----------------------------------------------------------------------------------------------

Net asset value, beginning of period                    $      13.48             $      10.00
----------------------------------------------------------------------------------------------

Income from investment operations:
      Net investment loss                                     (0.03)                    (0.03)
      Net realized and unrealized (loss) gain
          on investments                                      (1.34)                     3.51
----------------------------------------------------------------------------------------------
Total from investment operations                              (1.37)                     3.48
----------------------------------------------------------------------------------------------

Net asset value, end of period                          $        12.11           $      13.48
=================================================================================================

Total return                                                      (10.16%)**               34.80%**

Ratios/supplemental data:
Net assets, end of period (millions)                  $         8.0   $           6.3

Ratio of expenses to average net assets:
          Before expense reimbursement                               2.49%##                4.04%##
          After expense reimbursement                                1.45%##                1.45%##

Ratio of net investment loss to average net assets:                 (0.51%)##

Portfolio turnover rate                                             23.59%                 27.65%

*Commencement of operations.

#Unaudited.

**Not annualized.

##Annualized.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

     The American Trust Allegiance Fund (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on March 11, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost.

     D. Deferred Organization Costs: The Fund has incurred expenses of $18,500 in connection with their organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     E. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended August 31, 1998, American Trust Company (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of .95% based upon the average daily net assets of the Fund. For the six months ended August 31, 1998, the Fund incurred $38,242 in Advisory fees.

     The Fund is  responsible  for its own operating  expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to absorb Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.45% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial sixth years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended August 31, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $42,216; no amounts were reimbursed to the Advisor.

     Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average daily net assets, subject to a minimum fee of $30,000 annually.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $4,329,197 and $1,752,007, respectively.

                                     Advisor
                             American Trust Company
                                One Court Street
                                Lebanon, NH 03766
                                 1-800-788-8806


                                   Distributor
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 Transfer Agent
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 1-800-385-7003


                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                            San Francisco, CA 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                            InformationTech 100 Fund
                               160 Sansome Street
                             San Francisco, CA 94104
                                 (415) 705-7777

                               Semi-Annual Report
                      For the period ended August 31, 1998

September 30, 1998

Dear Fellow Shareholders,

     Semi-Annual Review: Obviously, the past six months have been more volatile than we would have liked, both in our portfolio, and in the broader markets. However, maintaining our perspective and relative outperformance are all we can ask for during the downturns; our return for the period from February 28, 1998 through August 31, 1998 was (10.61%). Relative to the technology sector, we've done extremely well, outperforming the PSE Technology Index which had a return of (17.4%). Against the benchmark InformationWeek 100 Index return of (14.3%), the portfolio demonstrated the value of active management.

     Obviously, concerns regarding a global recession have had a significant impact upon the portfolio, particularly this quarter. However, it is important to note that while the US economy is slowing, it is still healthy as a whole. Although many of our holdings do have international exposures, the majority of their business is tied to companies within the US. This, coupled with the need to prepare for the Y2K conversions, has kept money flowing into the Information Technology sector, albeit at a slightly slower rate.

The Portfolio:

     Our top performers this quarter were Internet and large cap technology companies. No one could beat the performance of Yahoo and America Online. The leader in direct PC sales, Dell, telecom infrastructure companies (Lucent, Nokia), and the storage arena (EMC, Legato, Network Appliance) also handily beat the averages. It still helps to be a large capitalization stock these days as the stable technology leaders such as Microsoft, Intel, Cisco, and IBM generated positive returns. Being small meant being out of favor regardless of fundamentals.

     The biggest laggards included most of the security software companies such as Security Dynamics and Checkpoint Software. One major area of concern is the pricing pressure in the Enterprise Resource Planning (ERP) software sector as evidenced by weakness in SAP, Peoplesoft, and Baan NV. This group had been a market leading segment for some time.

Outlook:

     The declining global economic situation will continue to impact the equity market negatively in the short term. We expect increasing short-term volatility and a continued widening in trading ranges, possibly for the next six to twelve months. However, our perspective on the long-term outlook for information technolgy has not changed: we continue to see this sector as providing the best long-term opportunities within the US economy.



/s/
William F.K. Schaff
Portfolio Manager

SCHEDULE OF INVESTMENTS at August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 94.64%                         Market Value
--------------------------------------------------------------------------------
                     Cable TV: 6.01%
       2,050         Cox Communications, Inc. - Class A*............. $  86,100
       5,700         Tele-Communications, Inc.*......................   188,278
       1,240         Viacom, Inc. - Class A*.........................    61,070
                                                                     -----------
                                                                        335,448
                                                                     -----------
                     Communications Services: 0.29%
       1,000         Saville Systems, PLC*...........................    16,281
                                                                     -----------

                     Communications Broadcasting Equipment: 0.09%
         120         Motorola, Inc...................................     5,168
                                                                     -----------

                     Computer Internet Services: 8.31%
       2,600         America Online, Inc.*...........................   213,038
       3,000         At Home Corp. - Series A*.......................    85,500
       3,600         MindSpring Enterprises, Inc.*...................    97,087
       1,000         Yahoo!, Inc.*...................................    68,250
                                                                     -----------
                                                                        463,875
                                                                     -----------
                     Computer Peripheral Equipment: 10.19%
         116         3Com Corp.*.....................................     2,751
       2,000         Ascend Communications, Inc.*....................    70,313
       2,600         Cisco Systems, Inc.*............................   212,956
         505         Hewlett-Packard Co..............................    24,524
       1,200         International Buisness Machines Corp............   135,150
         195         NCR Corp.*......................................     5,155
       1,625         Sun Microsystems, Inc.*.........................    64,289
       3,000         Unisys Corp.*...................................    53,813
                                                                     -----------
                                                                        568,951
                                                                     -----------
                     Computer Processing Services: 5.83%
       2,000         Affiliated Computer Services, Inc.*.............    65,375
         240         Automatic Data Processing, Inc..................    15,300
         900         Ceridian Corp.*.................................    43,650
       1,500         First Data Corp.................................    31,031
         594         Hyperion Solutions Corp.*.......................    16,581
         200         I2 Technologies, Inc.*..........................     2,825
       3,900         Legato Systems, Inc.*...........................   136,744
         205         Transaction Systems Architects, Inc.*...........     6,848
         400         Vanstar Corp.*..................................     2,975
         500         Vantive Corp.*..................................     4,133
                                                                     -----------
                                                                        325,462
                                                                     -----------

                     Computer Programming Services: 14.55%
         170         Adobe Systems, Inc..............................     4,473
         280         American Management Systems, Inc.*..............     7,499
         100         Bean Company N.V.*..............................     2,853
       1,250         Cambridge Technology Partners*..................    40,586
         500         Computer Horizons Corp.*........................    11,500
       1,170         Computer Sciences Corp.*........................    66,178
       1,855         Electronic Data Systems Corp....................    62,143
       6,000         HBO & Co........................................   127,688
         240         Hummingbird Communication*......................     4,740
       2,100         J.D. Edwards & Co.*.............................    84,525
         870         Keane, Inc.*....................................    36,540
         540         Oracle Corp.*...................................    10,783
       2,000         PeopleSoft, Inc.*...............................    56,313
       5,300         SAP (Sponsored) ADR.............................   221,937
       3,200         Siebel Systems, Inc.*...........................    59,400
         500         Systems & Computer Technology Corp.*............     6,781
         220         Wind River Systems, Inc.*.......................     8,236
                                                                     -----------
                                                                        812,175
                                                                     -----------

                     Computer Software: 1.77%
       1,300         Advent Software, Inc.*..........................    40,016
       1,200         Bea Systems, Inc.*..............................    18,262
       1,200         Mercury Interactive Corp.*......................    40,575
                                                                     -----------
                                                                         98,853
                                                                     -----------

                     Computer Storage Devices: 4.04%
       3,900         EMC Corp.*......................................   176,231
       1,700         Seagate Technology*.............................    29,750
         290         Storage Technology Corp.*.......................     6,308
         300         Veritas Software Corp.*.........................    13,453
                                                                     -----------
                                                                        225,742
                                                                     -----------
                     Computer Systems and Services: 0.82%
       4,800         Novell, Inc.*...................................$   45,900
                                                                     -----------

                     Computer - Integrated Systems: 1.13%
       1,000         Sequent Computer Systems, Inc.*.................     6,406
       2,900         Wang Laboratories, Inc.*........................    56,731
                                                                     -----------
                                                                         63,137
                                                                     -----------
                     Consultants: 0.76%
       1,220         Comdisco, Inc...................................    15,174
       1,185         Gartner Group, Inc.*............................    27,440
                                                                     -----------
                                                                         42,614
                                                                     -----------
                     Electronic Computers: 4.17%
       4,035         Compaq Computer Corp............................   112,728
       1,200         Dell Computer Corp.*............................   119,963
                                                                     -----------
                                                                        232,691
                                                                     -----------
                     General Industrial Machinery: 0.13%
         145         Hitachi Limited.................................     7,159
                                                                     -----------

                     Internet Software: 2.00%
       2,400         Cybercash, Inc.*................................    19,050
       2,800         Sterling Commerce, Inc.*........................    92,400
                                                                     -----------
                                                                        111,450
                                                                     -----------
                     Investment Companies: 1.49%
       5,000         TCI Ventures Group - Class A*...................    82,969
                                                                     -----------

                     Office Machines: 0.68%
         435         Xerox Corp......................................    38,198
                                                                     -----------

                     Power Conversion / Supply: 1.45%
       3,000         American Power Conversion*......................    81,094
                                                                     -----------

                     Prepackaged Software: 16.35%
       1,500         BMC Software, Inc.*.............................    63,844
       2,800         CBT Group PLC*..................................   130,900
         515         Check Point Software Technology Ltd.*...........     9,415
         150         Citrix Systems, Inc.*...........................     8,644
       1,300         Computer Associates International...............    35,100
       5,400         Compuware Corp.*................................   245,869
         500         Dataworks Corp.*................................     2,578
       1,000         Documentum, Inc.*...............................    35,937
                     Prepackaged Software: 16.35% Continued
         200         HNC Software, Inc.*.............................     7,256
       3,000         Intuit, Inc.*...................................   102,844
       1,000         Manugistics Group, Inc.*........................    14,437
         370         Microsoft Corp.*................................    35,508
       3,000         Network Associates, Inc.*.......................    96,938
         890         Platinum Technology, Inc.*......................    16,632
         600         Policy Management Systems*......................    25,050
       1,000         Sapient Corp.*..................................    39,094
         200         Security Dynamics Technologies*.................     1,900
       1,620         Sterling Software, Inc.*........................    33,311
         475         Symantec Corp.*.................................     7,793
                                                                     -----------
                                                                        913,050
                                                                     -----------
                     Semiconductors and Devices: 1.22%
         675         Intel Corp......................................    48,072
         420         Texas Instruments...............................    20,029
                                                                     -----------
                                                                         68,101
                                                                     -----------
                     Telephone Apparatus: 7.13%
       2,800         ADC Telecommunications, Inc.*...................    62,213
         460         L.M. Ericsson Telephone Co......................     9,876
       2,400         Lucent Technologies, Inc........................   170,100
       1,200         Nokia Corp. ADR.................................    80,175
         520         Northern Telecom, Ltd...........................    24,830
       1,000         PairGain Technologies*..........................     8,859
       1,000         Tellabs, Inc.*..................................    42,312
                                                                     -----------
                                                                        398,365
                                                                     -----------
                     Telephone Communications: 6.23%
         800         AirTouch Communications*........................    45,000
         150         AT&T Corp.......................................     7,519
       3,600         Nextel Communications, Inc. - Class A*..........    64,912
       3,000         Qwest Communications International, Inc.*.......    75,000
       3,800         WorldCom, Inc.*.................................   155,444
                                                                     -----------
                                                                        347,875
                                                                     -----------


                     Total Common Stocks (cost $5,692,845)........... 5,284,558
                                                                     -----------

Principal Amount     SHORT-TERM INVESTMENTS: 5.12%
--------------------------------------------------------------------------------
   $ 285,536         Star Treasury Fund, 4.73% (cost $285,536)....... $ 285,536
                                                                     -----------

                     Total Investments in Securities
                         (cost $5,978,381): 99.75% ...................5,570,094
                     Other Assets less Liabilities: 0.25%.............   13,649
                                                                     -----------
                     Total Net Assets: 100.0% ...................... $5,583,743
                                                                     ===========

*Non-income producing security.

#At August 31,  1998,  the cost of  securities  for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation.................$    408,389
                     Gross unrealized depreciation.................    (816,676)
                                                                     -----------
                          Net unrealized depreciation..............$   (408,287)

STATEMENT OF ASSETS AND LIABILITIES at August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value
          (identified cost $5,978,381)............................. $ 5,570,094
      Receivables:
            Due from Advisor.......................................       6,158
            Fund shares sold.......................................       8,600
            Dividends and interest ................................       2,429
      Deferred Organization Costs..................................      13,329
      Prepaid expenses.............................................      21,499
                                                                     -----------
                  Total assets ....................................   5,622,109
                                                                     -----------

LIABILITIES
      Payables:
            Administration fee.....................................       2,548
            Fund shares repurchased................................      31,392
      Accrued expenses.............................................       4,426
                                                                     -----------
                  Total liabilities................................      38,366
                                                                     -----------

NET ASSETS      $ 5,583,743
================================================================================

      Net asset value, offering and redemption price per share
            [$5,583,743/207,160 shares outstanding;
            unlimited number of shares
            (par value $.01) authorized]...........................       26.95
================================================================================

COMPONENTS OF NET ASSETS
      Paid-in capital ............................................. $ 6,085,243
      Accumulated net investment loss..............................     (30,445)
      Accumulated net realized loss on investments.................     (62,768)
      Net unrealized depreciation on investments...................    (408,287)
                                                                     -----------
            Net assets ............................................ $ 5,583,743
                                                                     ===========

STATEMENT OF Operations for the six months ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
      Income
            Dividends..............................................$      2,557
            Interest...............................................       7,631
                                                                     -----------
                  Total income.....................................      10,188
                                                                     -----------

      Expenses
            Advisory fees..........................................      25,768
            Administration fees....................................      15,041
            Custodian and accounting fees..........................      13,231
            Professional fees......................................      11,702
            Transfer agent fees....................................      10,173
            Registration fees......................................       4,433
            Trustees' fees.........................................       2,918
            Other .................................................       1,872
            Amortization of deferred organization costs ...........       1,856
            Reports to shareholders................................         500
                                                                     -----------
                  Total expenses...................................      87,493
                  Less, advisory fee waiver and absorption.........     (46,860)
                                                                     -----------
                  Net expenses.....................................      40,633
                                                                     -----------
                       Net investment loss ........................     (30,445)
                                                                     -----------


Realized and Unrealized loss on Investments
      Net realized loss from security transactions.................     (37,904)
      Net change in unrealized depreciation on investments.........    (832,859)
                                                                     -----------
            Net realized and unrealized loss on investments........    (870,762)
                                                                     -----------
                 Net Decrease in Net Assets Resulting
                    from Operations................................$   (901,208)
                                                                     ===========


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------
                                                                                 Six Months        April 8, 1997*
                                                                                    Ended              through
                                                                              August 31, 1998#    February 28, 1998
--------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
      Net investment loss...................................................       $  (30,445)     $        (8,898)
      Net realized loss from security transactions..........................          (37,904)             (23,156)
      Net change in unrealized depreciation on investments..................         (832,859)             424,572
--------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets resulting from operations .         (901,208)             392,518
--------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
      Net increase in net assets derived from net change
           in outstanding shares (a)........................................        3,811,208            2,281,225
--------------------------------------------------------------------------------------------------------------------
      Total increase in net assets .........................................        2,910,000            2,673,743

NET ASSETS
Beginning of period.........................................................        2,673,743                   -0-
--------------------------------------------------------------------------------------------------------------------
End of period...............................................................   $    5,583,743       $    2,673,743
====================================================================================================================

(a) A summary of capital shares transactions is as follows:
                                                   Six Months                     April 8,1997*
                                                      Ended                          through
                                                 August 31, 1998                February 28, 1998
-------------------------------------------------------------------------------------------------------

                                           Shares                Value     Shares                Value
-------------------------------------------------------------------------------------------------------
      Shares sold.........................    127,701     $4,106,124          89,946      $2,313,271
      Shares redeemed.....................     (9,226)      (294,916)         (1,261)        (32,046)
-------------------------------------------------------------------------------------------------------
      Net increase........................    118,475     $3,811,208          88,685      $2,281,225
=======================================================================================================

*Commencement of operations.

#Unaudited.


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
--------------------------------------------------------------------------------------------------------
                                                                     Six Months        April 8, 1997*
                                                                        Ended              through
                                                                  August 31, 1998#    February 28, 1998
--------------------------------------------------------------------------------------------------------

Net asset value, beginning of period............................   $        30.15      $        20.00
--------------------------------------------------------------------------------------------------------

Income from investment operations:
      Net investment loss.......................................           (0.15)              (0.10)
      Net realized and unrealized gain (loss) on investments....           (3.05)               10.25
--------------------------------------------------------------------------------------------------------
Total from investment operations................................           (3.20)               10.15
--------------------------------------------------------------------------------------------------------

Net asset value, end of period..................................  $         26.95     $         30.15
========================================================================================================

Total return....................................................        (10.61%)**             50.75%**

Ratios/supplemental data:
Net assets, end of period (millions)............................  $           5.6     $           2.7

Ratio of expenses to average net assets:
      Before expense reimbursement..............................           3.21%##             12.17%##
      After expense reimbursement...............................           1.49%##              1.50%##

Ratio of net investment loss to average net assets..............         (1.11%)##            (1.01%)##

Portfolio turnover rate.........................................           12.25%              32.78%

*Commencement of operations.

#Unaudited.

**Not annualized.

##Annualized.

NOTE 1 - ORGANIZATION

     The InformationTech 100 Fund (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on April 8, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost.

     D. Deferred Organization Costs: The Fund incurred expenses of $18,500 in connection with their organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     E. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended August 31, 1998, Bay Isle Financial Corporation (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of .95% based upon the average daily net assets of the Fund. For the six months ended August 31, 1998, the Fund incurred $25,768 in Advisory fees.

     The Fund is  responsible  for its own operating  expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to absorb Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.50% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial sixth and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended August 31, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $46,860; no amounts were reimbursed to the Advisor.

     Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average daily net assets, subject to a minimum fee of $30,000 annually.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $4,539,446 and $570,802, respectively.

                                     Advisor
                         Bay Isle Financial Corporation
                         160 Sansome Street, 17th Floor
                             San Francisco, CA 94104
                                 (415) 705-7777


                                   Distributor
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 Transfer Agent
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 (800) 385-7003


                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                            San Francisco, CA 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.